Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Related to remeasurement of defined benefit plans	$ 249,889	$ 7,966	$ (62,184)	$ (2,214)
Unrealized loss on equity instruments at fair value through other comprehensive income	(383,009)	(12,210)	(22,288)	(262,404)
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income	2,379	76	2,315	(5,792)
Income tax recognized in other comprehensive income	$ (130,741)	$ (4,168)	$ (82,157)	$ (270,410)